Derivatives (Realized and Unrealized Gains (Losses) with Respect to HFT Derivatives) (Details) - Designated as Hedging Instrument [Member] - Held for Trading Hedge [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ 195	$ 420
Power swaps and physical contracts [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	2	2
Power swaps and physical contracts [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(12)	7
Natural gas swaps, futures, forwards, physical contracts [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	0	10
Natural gas swaps, futures, forwards, physical contracts [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ 205	$ 401